Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Committee’s long-term incentive award review and approval process occurs in connection with the regularly scheduled meeting of the Board of Directors in February, and the dates of these meetings are generally determined at least two to three years in advance. The Committee does not schedule the approval or granting of long-term incentive awards in anticipation of the release of material non-public information (“MNPI”), and the Company does not time the release of MNPI based on the grant dates of our long-term incentive awards. The Committee approves annual and off-cycle long-term incentive awards as follows:

●	Annual Long-Term Incentive Awards: At its February meeting, the Committee approves the dollar values and date of grant for the annual awards. Prior to 2024, the Committee’s practice was to approve a date of grant of March 1 (or the first trading day after March 1 when March 1 was not a trading day). Beginning in 2024, the grant date for annual equity awards is the latest among the following dates: (i) the opening date of the trading window after the filing of the Form 10-K by EIX and SCE for the prior fiscal year; (ii) March 1 but only if March 1 is a trading day; or (iii) the first trading day after March 1 if March 1 is not a trading day. The filing date of the Form 10-K is generally determined by the Company at least one to two years in advance.
●	Off-Cycle Long-Term Incentive Awards: The Committee also approves retention awards of RSUs and other off-cycle awards for individuals who are hired or promoted, or whose compensation is adjusted, following the February meeting and prior to the subsequent year’s February meeting. The practice of the Committee has been to establish as the date of grant for such off-cycle awards the last NYSE trading day during the quarter in which the pertinent event occurs. The Committee does not adjust this date of grant in the event that MNPI becomes known to the Committee prior to the date of grant of an off-cycle award.

The Committee approves at its February meeting the methodology for converting the long-term incentive award dollar values for both annual and off-cycle awards into a number of performance shares, stock options, and restricted stock units granted to each individual on the applicable date of grant. During fiscal year 2025, the Company did not grant stock options (or similar awards) to any named executive officer during any period beginning four business days before and ending one business day after the filing of our periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any MNPI.

Award Timing Method	The Committee’s long-term incentive award review and approval process occurs in connection with the regularly scheduled meeting of the Board of Directors in February, and the dates of these meetings are generally determined at least two to three years in advance.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Committee does not schedule the approval or granting of long-term incentive awards in anticipation of the release of material non-public information (“MNPI”), and the Company does not time the release of MNPI based on the grant dates of our long-term incentive awards. The Committee approves annual and off-cycle long-term incentive awards
MNPI Disclosure Timed for Compensation Value	false